UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21691

Adirondack Funds

(Exact name of registrant as specified in charter)

2390 Western Avenue, Guilderland, NY  12084

(Address of principal executive offices)(Zip code)

Gregory A. Roeder, Adirondack Research and Management, Inc.

2390 Western Avenue, Guilderland, NY  12084

 (Name and address of agent for service)

Copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (518) 690-0470

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	The Adirondack Small Cap Fund
	Schedule of Investments
	December 31, 2012 (Unaudited)

Shares		Value

COMMON STOCK - 91.06%

Accident & Health Insurance - 2.39%
264,478	CNO Financial Group, Inc. ***	$ 2,467,580

Agriculture Production - Crops - 3.25%
164,240	Dole Food Company, Inc. *	1,883,833
55,924	Fresh Del Monte Produce, Inc. (Caymen Islands)	1,473,597
		3,357,430
Agriculture Production - Livestock & Animal Specialties - 0.68%
17,398	Cal-Maine Foods, Inc.	699,748

Ball & Roller Bearings - 1.11%
125,571	NN, Inc. *	1,150,230

Biotechnology Research & Products - 2.24%
160,282	Trinity Biotech Plc. (Ireland)	2,311,266

Bottled & Canned Soft Drinks Carbonated Waters - 2.02%
31,300	Coca-Cola Bottling Co.	2,081,450

Business Services, NEC - 1.08%
79,045	Keynote Systems, Inc.	1,113,744

Calculating & Accounting Machines (No Electronic Computers) - 0.42%
17,091	NCR Corp. *	435,479

Cogeneration Services & Small Power Producers - 1.27%
71,200	Covanta Holding Corp.	1,311,504

Commercial Banks - 1.90%
138,243	FirstMerit Corp.	1,961,668

Commercial Physical & Biological Research - 1.75%
341,447	Albany Molecular Research, Inc. *	1,802,840

Computer Communications Equipment - 0.93%
132,133	Emulex Corp. *	964,571

Computer Peripheral Equipment, NEC - 2.00%
387,400	Brocade Communications Systems, Inc. *	2,064,842

Computer Processing & Data Preparation - 0.92%
516,494	Ipass, Inc. *	945,184

Computer Programming, Data Processing Etc. - 1.01%
261,423	Autobytel, Inc. *	1,040,464

Computer Programming Services - 0.88%
120,333	Real Networks, Inc. *	909,717

Construction Special Trade Contractors - 0.88%
79,282	Matrix Service Co. *	911,743

Crude Petroleum & Natural Gas - 1.72%
233,686	Tetra Technologies, Inc. *	1,773,677

Electric Services - 3.60%
52,224	Dynegy, Inc. *	999,045
23,939	PNM Resources, Inc.	490,989
52,500	UniSource Energy Corp.	2,227,050
		3,717,084
Electric Lighting & Wiring Equipment - 1.74%
256,891	LSI Industries, Inc.	1,800,806

Electronic Components & Accessories - 1.94%
188,312	CTS Corp.	2,001,757

Electrical Work - 2.25%
67,034	Emcor Group, Inc.	2,320,047

Fabricated Plate Work (Boiler Shops) - 1.47%
88,489	Global Power Equipment Group, Inc.	1,517,445

Fats & Oils - 0.97%
163,085	Omega Protein Corp. *	998,080

Finance Services - 1.47%
66,200	Broadridge Financial Solutions, Inc.	1,514,656

Fire, Marine & Casualty Insurance - 4.32%
44,258	Endurance Specialty Holdings Ltd. (Bermuda)	1,756,600
57,600	Montpelier Re Holdings, Ltd. (Bermuda)	1,316,736
71,984	Selective Insurance Group, Inc.	1,387,132
		4,460,468
Food & Kindred Products - 2.41%
192,450	Smart Balance, Inc. *	2,482,605

Gold & Silver Ores - 1.83%
34,400	Coeur D'Alene Mines Corp. *	846,240
55,400	Pan American Silver Corp. (Canada)	1,037,642
		1,883,882
Home Health Care - 0.75%
1,939,156	Hooper Holmes, Inc. *	769,845

Investment Advice - 1.94%
234,668	Janus Capital Group, Inc.	1,999,371

Leisure Time - 2.07%
329,439	Callaway Golf Corp.	2,141,353

Life Insurance - 2.81%
244,100	Genworth Financial, Inc. Class-A *	1,833,191
43,197	Phoenix Companies, Inc. *	1,068,262
		2,901,453
Machine Tools, Metal Cutting Types - 1.02%
105,910	Hardinge, Inc.	1,052,745

Meat Packing Plants - 1.85%
755	Seaboard Corp.	1,910,059

Medical & Dental Instruments & Supply - 4.69%
195,102	Cryolife, Inc. ***	1,215,486
74,151	Owens & Minor, Inc.	2,114,045
95,891	Vascular Solutions, Inc. *	1,515,078
		4,844,609
Motor Vehicle Parts & Accessories - 1.84%
35,288	Visteon Corp. *	1,899,200

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.64%
31,600	Wright Medical Group, Inc. *	663,284

Plastics Products, NEC - 0.44%
29,908	Myers Industries, Inc.	453,106

Prepackaged Software - 1.23%
145,344	Saba Software, Inc. *	1,270,307

Printed Circuit Boards - 2.92%
83,288	Benchmark Electronics, Inc.	1,384,247
146,989	Sanmina-Sci Corp. *	1,627,168
		3,011,415
Production Technology Equipment - 0.64%
66,723	Electro Scientific Industries, Inc. ***	663,894

Publishing-Newspapers - 2.19%
418,119	Journal Communications, Inc. Class-A *	2,262,024

Radio & TV Broadcasting & Communications Equipment - 1.68%
179,724	SeaChange International, Inc. *	1,737,931

Retail-Eating Places - 0.72%
956,896	Cosi, Inc. *	744,465

Retail-Stores, NEC - 2.05%
113,663	Christopher & Banks Corp. * ***	619,463
31,599	IAC/Interactive Corp.	1,492,800
		2,112,263
Savings Institution, Federally Chartered - 1.54%
187,574	Brookline Bancorp., Inc.	1,594,379

Security Brokers, Dealers & Flotation Companies - 1.68%
529,874	Cowen Group, Inc. Class-A *	1,298,191
133,582	GFI Group, Inc.	432,806
		1,730,997
Semiconductors & Related Devices - 1.66%
340,872	AXT, Inc. *	957,850
156,675	Triquint Semiconductor, Inc. *	756,740
		1,714,590
Services-Computer Integrated Systems Design - 1.23%
135,049	Allscripts Healthcare Solutions, Inc. * ***	1,272,162

Services-Equipment Rental & Leasing, NEC - 0.71%
53,210	Aercap Holdings N.V. (Netherlands) *	730,041

Services-Motion Picture & Video Tape Production - 0.79%
258,242	Gaiam, Inc. Class-A *	816,045

Services-Prepackaged Software - 1.60%
267,377	Intralinks Holding, Inc. *	1,649,716

Surety Insurance - 1.24%
89,600	Assured Guaranty Ltd. (Bermuda)	1,275,008

Telephone & Telegraph Apparatus - 0.53%
172,934	Alcatel-Lucent S.A. (France) ADR *	240,378
136,571	Tellabs, Inc.	311,382
		551,760
Title Insurance - 2.07%
82,216	Stewart Information Services Corp.	2,137,616

Unsupported Plastics Film & Sheet - 0.08%
31,700	Str Holdings, Inc. *	79,884

TOTAL FOR COMMON STOCKS (Cost $81,322,870) - 91.07%		93,989,489

CORPORATE BONDS - 2.22%
62,744	Phoenix Companies Quibs 7.450% 01/15/2032	1,347,741
37,709	Pulte Homes, Inc. 7.375% 06/01/2046	944,988
.
TOTAL FOR CORPORATE BONDS (Cost $2,093,599) - 2.22%		2,292,729

SHORT-TERM INVESTMENTS - 5.98%
6,172,075	Huntington U.S. Treasury Money Market IV (Cost $6,172,075) 0.05% **	6,172,075

TOTAL INVESTMENTS (Cost $89,588,544) - 99.27%		102,454,293

OTHER ASSETS LESS LIABILITIES - 0.73%		757,147

NET ASSETS - 100.00%		$ 103,211,440

* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at December 31, 2012.
*** Rights (1 right per share)
ADR - American Depository receipt.

NOTES TO FINANCIAL STATEMENTS
Adirondack Small Cap Fund
1. SECURITY TRANSACTIONS

At December 31, 2012 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $89,588,544 amounted to $12,865,748, which consisted of aggregate gross unrealized appreciation of $17,651,930 and aggregate gross unrealized depreciation of $4,786,182.

2. SECURITY VALUATION

Equity securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by a pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by a pricing service at its last bid price.  When market quotations are not readily available from a pricing service, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or when an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, such securities are fair valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2012:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$93,989,489	$0	$0	$93,989,489
Corporate Bonds	$2,292,729	$0	$0	$2,292,729
Cash Equivalents	$6,172,075	$0	$0	$6,172,075
Total	$102,454,293	$0	$0	$102,454,293

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adirondack Funds

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date February 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Gregory A. Roeder

*Gregory A. Roeder

President and Chief Compliance Officer

Date February 21, 2013

By /s/Matthew Reiner

*Matthew Reiner

Treasurer and Principal Financial Officer

Date February 21, 2013

* Print the name and title of each signing officer under his or her signature.